Angel Oak Mortgage Trust 2024-4 ABS-15G

Exhibit 99.23

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2024040585	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Resolved updated diligence screen. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Lease attached - Seller-XXX
Counter-Lease not in file - please provide current lease - Due Diligence Vendor-XXX
Ready for Review-Used XXX  per month as this shows as the amount XXX vs. XXX - Seller-XXX
														Open-Originator DSCR shows XXX. Our XXX of XXX/ PITIA of XXX= XXX=XXX DSCR. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Lease attached - Seller-XXX Ready for Review-Used XXX per month as this shows as the amount XXX vs. XXX - Seller-XXX	Resolved-Resolved updated diligence screen. - Due Diligence Vendor-XXX	XXX			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2024040586	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower XXX Personal Bank Statements Missing	Resolved-Left Asset in just not available for reserves - resolved - Due Diligence Vendor-XXX

Ready for Review-The XXX ct was just used to show funds transferred from the trust, these were not needed for reserves - Seller-XXX
														Open-Based on bank statement for account ending in XXX posits in amount of XXX was deposited on XXX which is not XXX days. Please advise if we need to remove this from assets and use the XXX account only appears reserves are still sufficient - Due Diligence Vendor-XXX	Ready for Review-The XXX acct was just used to show funds transferred from the trust, these were not needed for reserves - Seller-XXX	Resolved-Left Asset in just not available for reserves - resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	NA	XXX	N/A	N/A